                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6174
-------------------------------------------------------------------------------

                            MFS INSTITUTIONAL TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                        Date of fiscal year end: June 30
-------------------------------------------------------------------------------

                    Date of reporting period: March 31, 2007
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) INSTITUTIONAL INTERNATIONAL EQUITY FUND

3/31/07
QUARTERLY PORTFOLIO HOLDINGS

[graphic omitted]

M F S(R)
INVESTMENT MANAGEMENT

PORTFOLIO OF INVESTMENTS March 31, 2007 (Unaudited)

MFS Institutional International Equity Fund

ISSUER                                                                                         SHARES/PAR          VALUE ($)
COMMON STOCKS - 96.9%
ALCOHOLIC BEVERAGES - 4.0%
Diageo PLC                                                                                       2,590,264      $   52,472,153
Pernod Ricard S.A. (l)                                                                             241,112          48,884,998
                                                                                                                --------------
                                                                                                                $  101,357,151
                                                                                                                --------------
APPAREL MANUFACTURERS - 3.6%
Li & Fung Ltd.                                                                                   6,276,600      $   19,813,800
LVMH Moet Hennessy Louis Vuitton S.A. (l)                                                          625,948          69,423,368
                                                                                                                --------------
                                                                                                                $   89,237,168
                                                                                                                --------------
AUTOMOTIVE - 4.9%
Bayerische Motoren Werke AG                                                                        416,690      $   24,579,229
Bridgestone Corp.                                                                                  981,100          19,614,504
Continental AG (l)                                                                                 159,950          20,668,449
Toyota Motor Corp.                                                                                 902,900          57,870,835
                                                                                                                --------------
                                                                                                                $  122,733,017
                                                                                                                --------------
BIOTECHNOLOGY - 0.6%
Actelion Ltd. (a)(l)                                                                                61,080      $   14,237,089
                                                                                                                --------------
BROADCASTING - 2.9%
Vivendi S.A. (l)                                                                                   530,500      $   21,551,246
WPP Group PLC                                                                                    3,360,570          50,916,926
                                                                                                                --------------
                                                                                                                $   72,468,172
                                                                                                                --------------
BROKERAGE & ASSET MANAGERS - 3.0%
Julius Baer Holding Ltd.                                                                           290,714      $   39,664,566
Nomura Holdings, Inc.                                                                            1,703,200          35,325,048
                                                                                                                --------------
                                                                                                                $   74,989,614
                                                                                                                --------------
CHEMICALS - 3.1%
Bayer AG (l)                                                                                       828,810      $   52,950,972
Givaudan S.A                                                                                        27,860          25,769,124
                                                                                                                --------------
                                                                                                                $   78,720,096
                                                                                                                --------------
CONGLOMERATES - 1.4%
Smiths Group PLC                                                                                 1,764,950      $   35,701,300
                                                                                                                --------------
CONSUMER GOODS & SERVICES - 6.7%
Kao Corp. (l)                                                                                    2,259,000      $   65,961,175
L'Oreal S.A. (l)                                                                                   203,690          22,232,023
Reckitt Benckiser PLC                                                                            1,542,272          80,298,848
                                                                                                                --------------
                                                                                                                $  168,492,046
                                                                                                                --------------
ELECTRICAL EQUIPMENT - 4.8%
Legrand S.A                                                                                        806,980      $   26,672,625
OMRON Corp.                                                                                        776,800          20,904,588
Schneider Electric S.A. (l)                                                                        567,863          72,066,277
                                                                                                                --------------
                                                                                                                $  119,643,490
                                                                                                                --------------
ELECTRONICS - 7.4%
Canon, Inc.                                                                                        973,100      $   52,291,888
Hirose Electric Co., Ltd. (l)                                                                      103,000          12,327,163
Nintendo Co. Ltd. (l)                                                                               59,700          17,322,403
Ricoh Co. Ltd.                                                                                   1,897,000          42,420,157
Samsung Electronics Co. Ltd.                                                                       102,675          61,370,115
                                                                                                                --------------
                                                                                                                $  185,731,726
                                                                                                                --------------
ENERGY - INTEGRATED - 4.9%
BG Group PLC                                                                                     1,840,759      $   26,549,687
Royal Dutch Shell PLC, "A"                                                                       1,159,740          38,588,931
TOTAL S.A. (l)                                                                                     809,612          56,708,768
                                                                                                                --------------
                                                                                                                $  121,847,386
                                                                                                                --------------
FOOD & BEVERAGES - 4.3%
Nestle S.A                                                                                         276,039      $  107,501,199
                                                                                                                --------------
FOOD & DRUG STORES - 1.3%
Tesco PLC                                                                                        3,828,788      $   33,469,349
                                                                                                                --------------
GAMING & LODGING - 3.1%
Ladbrokes PLC                                                                                    3,519,560      $   27,874,864
William Hill PLC                                                                                 4,008,715          50,167,308
                                                                                                                --------------
                                                                                                                $   78,042,172
                                                                                                                --------------
INSURANCE - 5.9%
Assicurazioni Generali S.p.A. (l)                                                                  275,554      $   11,716,761
AXA (l)                                                                                          1,536,591          65,131,787
QBE Insurance Group Ltd.                                                                           773,355          19,741,361
Swiss Reinsurance Co. (l)                                                                          568,646          51,941,825
                                                                                                                --------------
                                                                                                                $  148,531,734
                                                                                                                --------------
MACHINERY & TOOLS - 1.0%
Fanuc Ltd.                                                                                         275,200      $   25,434,581
                                                                                                                --------------
MAJOR BANKS - 5.3%
Banca Intesa S.p.A. (l)                                                                          2,794,383      $   21,218,788
Banco Bilbao Vizcaya Argentaria S.A                                                                996,240          24,453,288
Credit Agricole S.A. (l)                                                                         1,313,350          51,196,746
Erste Bank der Oesterreichischen Sparkassen AG (l)                                                 332,100          25,856,231
Shizuoka Bank Ltd.                                                                               1,074,000          11,385,259
                                                                                                                --------------
                                                                                                                $  134,110,312
                                                                                                                --------------
MEDICAL EQUIPMENT - 0.6%
Synthes, Inc.                                                                                      115,200      $   14,219,882
                                                                                                                --------------
METALS & MINING - 0.9%
BHP Billiton PLC                                                                                   996,900      $   22,224,910
                                                                                                                --------------
NATURAL GAS - DISTRIBUTION - 1.6%
Gaz de France (l)                                                                                  482,190      $   22,370,506
Tokyo Gas Co. Ltd. (l)                                                                           3,217,000          17,820,153
                                                                                                                --------------
                                                                                                                $   40,190,659
                                                                                                                --------------
NETWORK & TELECOM - 0.7%
Ericsson, Inc., "B"                                                                              4,787,020      $   17,616,727
                                                                                                                --------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 6.9%
Aeon Credit Service Co. Ltd.                                                                       931,900      $   15,669,461
Bangkok Bank Public Co. Ltd.                                                                     3,255,450          10,507,451
HSBC Holdings PLC                                                                                1,670,660          29,241,021
Komercni Banka A.S                                                                                  78,288          13,607,481
PT Bank Central Asia Tbk                                                                        20,300,000          11,345,753
Shinsei Bank Ltd. (l)                                                                            4,375,000          20,984,549
UBS AG                                                                                           1,224,544          72,755,165
                                                                                                                --------------
                                                                                                                $  174,110,881
                                                                                                                --------------
PHARMACEUTICALS - 7.5%
GlaxoSmithKline PLC                                                                              2,268,130      $   62,348,047
Roche Holding AG (l)                                                                               497,370          87,997,490
Sanofi-Aventis (l)                                                                                 436,321          37,932,799
                                                                                                                --------------
                                                                                                                $  188,278,336
                                                                                                                --------------
RAILROAD & SHIPPING - 0.8%
Canadian National Railway Co.                                                                      442,366      $   19,526,035
                                                                                                                --------------
SPECIALTY CHEMICALS - 4.0%
Asahi Glass Co. Ltd. (l)                                                                         2,149,000      $   30,016,520
L'Air Liquide S.A., Bearer Shares (l)                                                              213,254          51,974,203
L'Air Liquide S.A., Registered Shares                                                               76,829          18,724,742
                                                                                                                --------------
                                                                                                                $  100,715,465
                                                                                                                --------------
SPECIALTY STORES - 0.9%
NEXT PLC                                                                                           485,354      $   21,478,630
                                                                                                                --------------
TELEPHONE SERVICES - 1.0%
Singapore Telecommunications Ltd.                                                               12,101,150      $   26,159,475
                                                                                                                --------------
TRUCKING - 1.2%
TNT N.V                                                                                            671,790      $   30,798,894
                                                                                                                --------------
UTILITIES - ELECTRIC POWER - 2.6%
E.ON AG (l)                                                                                        482,750      $   65,616,417
                                                                                                                --------------
  TOTAL COMMON STOCKS                                                                                           $2,433,183,913
                                                                                                                --------------
SHORT-TERM OBLIGATIONS - 2.4%
General Electric Capital Corp., 5.37%, due 4/02/07 (y)                                        $ 60,012,000      $   60,003,048
                                                                                                                --------------
COLLATERAL FOR SECURITIES LOANED - 17.3%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                               435,466,664      $  435,466,664
                                                                                                                --------------
  TOTAL INVESTMENTS(k)                                                                                          $2,928,653,625
                                                                                                                --------------
OTHER ASSETS, LESS LIABILITIES - (16.6)%                                                                          (415,893,339)
                                                                                                                --------------
  NET ASSETS - 100.0%                                                                                           $2,512,760,286
                                                                                                                --------------

(a) Non-income producing security.
(k) As of March 31, 2007, the fund had one security that was fair valued, aggregating $18,724,742 and 0.64% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INSTITUTIONAL INTERNATIONAL EQUITY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 03/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                 $2,478,745,462
                                                               ==============
Gross unrealized appreciation                                  $  483,674,939
Gross unrealized depreciation                                     (33,766,776)
                                                               --------------
      Net unrealized appreciation (depreciation)               $  449,908,163
                                                               ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2007, are as follows:

-----------------------------------
France                        22.5%
-----------------------------------
United Kingdom                21.2%
-----------------------------------
Japan                         17.7%
-----------------------------------
Switzerland                   16.5%
-----------------------------------
Germany                        6.5%
-----------------------------------
South Korea                    2.4%
-----------------------------------
Italy                          1.3%
-----------------------------------
Netherlands                    1.2%
-----------------------------------
Singapore                      1.0%
-----------------------------------
Other Countries                9.7%
-----------------------------------

MFS(R) INSTITUTIONAL LARGE CAP VALUE FUND

3/31/07
QUARTERLY PORTFOLIO HOLDINGS

[graphic omitted]

M F S(R)
INVESTMENT MANAGEMENT

PORTFOLIO OF INVESTMENTS 3/31/07 (Unaudited)

MFS Institutional Large Cap Value Fund

ISSUER                                                                                       SHARES/PAR          VALUE ($)
COMMON STOCKS - 98.4%
AEROSPACE - 7.3%
Lockheed Martin Corp.                                                                           29,570          $ 2,868,880
Northrop Grumman Corp.                                                                          22,340            1,658,075
United Technologies Corp.                                                                       17,630            1,145,950
                                                                                                                -----------
                                                                                                                $ 5,672,905
                                                                                                                -----------
ALCOHOLIC BEVERAGES - 1.1%
Diageo PLC, ADR                                                                                 10,200          $   825,690
                                                                                                                -----------
APPAREL MANUFACTURERS - 1.4%
Hanesbrands, Inc. (a)                                                                            2,320          $    68,185
NIKE, Inc., "B"                                                                                  9,690            1,029,659
                                                                                                                -----------
                                                                                                                $ 1,097,844
                                                                                                                -----------
AUTOMOTIVE - 0.5%
Johnson Controls, Inc.                                                                           3,990          $   377,534
                                                                                                                -----------
BROADCASTING - 1.8%
Viacom, Inc., "B" (a)                                                                           15,260          $   627,339
Walt Disney Co.                                                                                 10,920              375,976
WPP Group PLC, ADR                                                                               4,790              363,992
                                                                                                                -----------
                                                                                                                $ 1,367,307
                                                                                                                -----------
BROKERAGE & ASSET MANAGERS - 5.4%
Franklin Resources, Inc.                                                                         4,220          $   509,903
Goldman Sachs Group, Inc.                                                                        9,820            2,029,107
Lehman Brothers Holdings, Inc.                                                                   7,350              515,015
Mellon Financial Corp.                                                                          16,170              697,574
Merrill Lynch & Co., Inc.                                                                        5,570              454,902
                                                                                                                -----------
                                                                                                                $ 4,206,501
                                                                                                                -----------
BUSINESS SERVICES - 1.1%
Accenture Ltd., "A"                                                                             21,960          $   846,338
                                                                                                                -----------
CHEMICALS - 3.3%
Dow Chemical Co.                                                                                10,820          $   496,205
Nalco Holding Co.                                                                                4,650              111,135
PPG Industries, Inc.                                                                            14,890            1,046,916
Syngenta AG, ADR                                                                                23,570              896,839
                                                                                                                -----------
                                                                                                                $ 2,551,095
                                                                                                                -----------
COMPUTER SOFTWARE - 1.5%
Oracle Corp. (a)                                                                                63,620          $ 1,153,431
                                                                                                                -----------
COMPUTER SOFTWARE - SYSTEMS - 0.6%
Hewlett-Packard Co.                                                                             12,310          $   494,123
                                                                                                                -----------
CONSTRUCTION - 2.4%
Masco Corp.                                                                                     45,020          $ 1,233,548
Sherwin-Williams Co.                                                                             6,010              396,900
Toll Brothers, Inc. (a)                                                                          7,960              217,945
                                                                                                                -----------
                                                                                                                $ 1,848,393
                                                                                                                -----------
CONTAINERS - 0.2%
Smurfit-Stone Container Corp. (a)                                                               12,420          $   139,849
                                                                                                                -----------
ELECTRICAL EQUIPMENT - 1.8%
Cooper Industries Ltd., "A"                                                                      2,460          $   110,675
General Electric Co.                                                                             6,500              229,840
Rockwell Automation, Inc.                                                                        8,630              516,678
W.W. Grainger, Inc.                                                                              7,420              573,121
                                                                                                                -----------
                                                                                                                $ 1,430,314
                                                                                                                -----------
ELECTRONICS - 1.1%
Intel Corp.                                                                                     43,230          $   826,990
                                                                                                                -----------
ENERGY - INDEPENDENT - 2.4%
Apache Corp.                                                                                     7,920          $   559,944
Devon Energy Corp.                                                                              11,750              813,335
EOG Resources, Inc.                                                                              6,970              497,240
                                                                                                                -----------
                                                                                                                $ 1,870,519
                                                                                                                -----------
ENERGY - INTEGRATED - 9.0%
Chevron Corp.                                                                                    7,783          $   575,631
ConocoPhillips                                                                                  20,860            1,425,781
Exxon Mobil Corp.                                                                               26,360            1,988,862
Hess Corp.                                                                                      16,990              942,435
Royal Dutch Shell PLC, ADR                                                                       5,320              352,716
TOTAL S.A., ADR                                                                                 24,620            1,717,984
                                                                                                                -----------
                                                                                                                $ 7,003,409
                                                                                                                -----------
FOOD & BEVERAGES - 3.7%
Kellogg Co.                                                                                     17,280          $   888,710
Kraft Foods, Inc. (w)                                                                           18,020              571,414
Nestle S.A., ADR                                                                                 7,260              705,309
PepsiCo, Inc.                                                                                    9,114              579,286
Tyson Foods, Inc., "A"                                                                           8,270              160,521
                                                                                                                -----------
                                                                                                                $ 2,905,240
                                                                                                                -----------
FOOD & DRUG STORES - 0.8%
CVS Corp.                                                                                       19,150          $   653,781
                                                                                                                -----------
FOREST & PAPER PRODUCTS - 0.4%
Bowater, Inc.                                                                                    2,760          $    65,743
International Paper Co.                                                                          7,470              271,908
                                                                                                                -----------
                                                                                                                $   337,651
                                                                                                                -----------
GAMING & LODGING - 0.3%
Royal Caribbean Cruises Ltd.                                                                     5,600          $   236,096
                                                                                                                -----------
GENERAL MERCHANDISE - 1.4%
Federated Department Stores, Inc.                                                               24,290          $ 1,094,265
                                                                                                                -----------

HEALTH MAINTENANCE ORGANIZATIONS - 1.6%
UnitedHealth Group, Inc.                                                                         7,270          $   385,092
WellPoint, Inc. (a)                                                                             10,100              819,110
                                                                                                                -----------
                                                                                                                $ 1,204,202
                                                                                                                -----------
INSURANCE - 9.2%
Aflac, Inc.                                                                                      6,910          $   325,185
Allstate Corp.                                                                                  40,606            2,438,796
Chubb Corp.                                                                                      8,890              459,346
Genworth Financial, Inc., "A"                                                                   22,660              791,740
Hartford Financial Services Group, Inc.                                                          8,040              768,463
MetLife, Inc.                                                                                   37,260            2,352,969
                                                                                                                -----------
                                                                                                                $ 7,136,499
                                                                                                                -----------
LEISURE & TOYS - 0.1%
Hasbro, Inc.                                                                                     1,600          $    45,792
                                                                                                                -----------
MACHINERY & TOOLS - 1.8%
Deere & Co.                                                                                     10,960          $ 1,190,695
Eaton Corp.                                                                                      2,000              167,120
                                                                                                                -----------
                                                                                                                $ 1,357,815
                                                                                                                -----------
MAJOR BANKS - 8.5%
Bank of America Corp.                                                                           59,150          $ 3,017,833
Bank of New York Co., Inc.                                                                      28,070            1,138,239
PNC Financial Services Group, Inc.                                                              14,180            1,020,535
SunTrust Banks, Inc.                                                                            17,450            1,449,048
                                                                                                                -----------
                                                                                                                $ 6,625,655
                                                                                                                -----------
NETWORK & TELECOM - 0.4%
Cisco Systems, Inc. (a)                                                                         10,980          $   280,319
                                                                                                                -----------
OIL SERVICES - 0.4%
Noble Corp.                                                                                      3,590          $   282,461
                                                                                                                -----------
OTHER BANKS & DIVERSIFIED FINANCIALS - 8.0%
American Express Co.                                                                            13,795          $   778,038
Citigroup, Inc.                                                                                 47,970            2,462,780
Fannie Mae                                                                                      23,642            1,290,380
Freddie Mac                                                                                      6,500              386,685
UBS AG                                                                                          22,040            1,309,837
                                                                                                                -----------
                                                                                                                $ 6,227,720
                                                                                                                -----------
PHARMACEUTICALS - 6.5%
Abbott Laboratories                                                                              5,740          $   320,292
Eli Lilly & Co.                                                                                 12,360              663,856
Johnson & Johnson                                                                               32,390            1,951,821
Merck & Co., Inc.                                                                               18,380              811,845
Wyeth                                                                                           25,530            1,277,266
                                                                                                                -----------
                                                                                                                $ 5,025,080
                                                                                                                -----------
PRINTING & PUBLISHING - 0.2%
New York Times Co., "A"                                                                          7,670          $   180,322
                                                                                                                -----------

RAILROAD & SHIPPING - 1.6%
Burlington Northern Santa Fe Corp.                                                              10,810          $   869,448
Norfolk Southern Corp.                                                                           7,210              364,826
                                                                                                                -----------
                                                                                                                $ 1,234,274
                                                                                                                -----------
SPECIALTY CHEMICALS - 1.4%
Air Products & Chemicals, Inc.                                                                   7,190          $   531,772
Praxair, Inc.                                                                                    8,870              558,455
                                                                                                                -----------
                                                                                                                $ 1,090,227
                                                                                                                -----------
TELECOMMUNICATIONS - WIRELESS - 2.0%
Sprint Nextel Corp.                                                                             47,340          $   897,566
Vodafone Group PLC, ADR                                                                         24,586              660,380
                                                                                                                -----------
                                                                                                                $ 1,557,946
                                                                                                                -----------
TELEPHONE SERVICES - 1.5%
AT&T, Inc.                                                                                       6,300          $   248,409
Embarq Corp.                                                                                     7,235              407,692
Telus Corp.                                                                                      2,730              136,500
Verizon Communications, Inc.                                                                     9,310              353,035
                                                                                                                -----------
                                                                                                                $ 1,145,636
                                                                                                                -----------
TOBACCO - 3.2%
Altria Group, Inc. (w)                                                                          37,500          $ 2,470,875
                                                                                                                -----------
UTILITIES - ELECTRIC POWER - 4.5%
Dominion Resources, Inc.                                                                        14,790          $ 1,312,908
Entergy Corp.                                                                                    5,350              561,322
FPL Group, Inc.                                                                                 13,240              809,891
PPL Corp.                                                                                        5,360              219,224
Public Service Enterprise Group, Inc.                                                            2,440              202,618
TXU Corp.                                                                                        6,310              404,471
                                                                                                                -----------
                                                                                                                $ 3,510,434
                                                                                                                -----------
  TOTAL COMMON STOCKS                                                                                           $76,314,532
                                                                                                                -----------
SHORT-TERM OBLIGATIONS - 1.2%
New Center Asset Trust, 5.39%, due 4/02/07 (y)                                                $918,000          $   917,863
                                                                                                                -----------
  TOTAL INVESTMENTS(k)                                                                                          $77,232,395
                                                                                                                -----------
OTHER ASSETS, LESS LIABILITIES - 0.4%                                                                               290,538
                                                                                                                -----------
  NET ASSETS - 100.0%                                                                                           $77,522,933
                                                                                                                -----------

(a) Non-income producing security.
(k) As of March 31, 2007, the fund had one security that was fair valued, aggregating $571,414 and 0.74% of market value, in accordance with the policies adopted by the Board of Trustees.
(w) When-issued security. At March 31, 2007, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR      American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INSTITUTIONAL LARGE CAP VALUE FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 03/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                 $63,987,143
                                                               ===========
Gross unrealized appreciation                                  $13,906,978
Gross unrealized depreciation                                     (661,726)
                                                               -----------
      Net unrealized appreciation (depreciation)               $13,245,252
                                                               ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) INSTITUTIONAL INTERNATIONAL RESEARCH EQUITY FUND

3/31/07
QUARTERLY PORTFOLIO HOLDINGS

[graphic omitted]

M F S(R)
INVESTMENT MANAGEMENT

PORTFOLIO OF INVESTMENTS March 31, 2007 (Unaudited)

MFS Institutional International Research Equity Fund

ISSUER                                                                                        SHARES/PAR            VALUE ($)
COMMON STOCKS - 98.9%
AEROSPACE - 0.9%
Finmeccanica S.p.A                                                                                65,870          $  1,981,877
                                                                                                                  ------------
ALCOHOLIC BEVERAGES - 1.7%
Grupo Modelo S.A. de C.V., "C"                                                                    50,640          $    259,196
Heineken N.V                                                                                      44,940             2,350,193
Pernod Ricard S.A                                                                                  5,288             1,072,132
                                                                                                                  ------------
                                                                                                                  $  3,681,521
                                                                                                                  ------------
APPAREL MANUFACTURERS - 3.0%
Adidas AG                                                                                         58,510          $  3,198,156
Li & Fung Ltd.                                                                                   349,000             1,101,714
LVMH Moet Hennessy Louis Vuitton S.A                                                              18,720             2,076,219
                                                                                                                  ------------
                                                                                                                  $  6,376,089
                                                                                                                  ------------
AUTOMOTIVE - 5.2%
Bayerische Motoren Werke AG                                                                       41,170          $  2,428,488
Bridgestone Corp.                                                                                148,300             2,964,867
Continental AG                                                                                    21,340             2,757,516
Honda Motor Co. Ltd.                                                                              89,600             3,126,245
                                                                                                                  ------------
                                                                                                                  $ 11,277,116
                                                                                                                  ------------
BIOTECHNOLOGY - 0.7%
Actelion Ltd. (a)                                                                                  6,630          $  1,545,381
                                                                                                                  ------------
BROADCASTING - 3.1%
Antena 3 de Television S.A                                                                        46,292          $  1,034,878
Grupo Televisa S.A., ADR                                                                          19,840               591,232
Nippon Television Network Corp.                                                                    4,250               698,371
WPP Group PLC                                                                                    290,210             4,397,052
                                                                                                                  ------------
                                                                                                                  $  6,721,533
                                                                                                                  ------------
BROKERAGE & ASSET MANAGERS - 0.8%
EFG International                                                                                 33,910          $  1,478,958
Nomura Holdings, Inc.                                                                             15,200               315,254
                                                                                                                  ------------
                                                                                                                  $  1,794,212
                                                                                                                  ------------
BUSINESS SERVICES - 0.9%
Mitsubishi Corp.                                                                                  81,200          $  1,885,326
                                                                                                                  ------------
CHEMICALS - 4.2%
Bayer AG                                                                                          73,910          $  4,721,958
Syngenta AG                                                                                       12,460             2,383,929
Umicore                                                                                           10,980             1,951,678
                                                                                                                  ------------
                                                                                                                  $  9,057,565
                                                                                                                  ------------
COMPUTER SOFTWARE - 0.4%
SAP AG                                                                                            17,990          $    801,706
                                                                                                                  ------------
COMPUTER SOFTWARE - SYSTEMS - 0.5%
Cap Gemini S.A                                                                                    13,520          $  1,028,971
                                                                                                                  ------------
CONGLOMERATES - 2.0%
Siemens AG                                                                                        29,400          $  3,141,765
Smiths Group PLC                                                                                  52,000             1,051,853
                                                                                                                  ------------
                                                                                                                  $  4,193,618
                                                                                                                  ------------
CONSTRUCTION - 1.3%
CRH PLC                                                                                           52,660          $  2,250,394
Siam Cement Public Co. Ltd.                                                                       88,700               608,055
                                                                                                                  ------------
                                                                                                                  $  2,858,449
                                                                                                                  ------------
CONSUMER GOODS & SERVICES - 2.2%
Kao Corp.                                                                                         78,000          $  2,277,544
Kimberly-Clark de Mexico S.A. de C.V., "A"                                                        97,610               440,029
Reckitt Benckiser PLC                                                                             38,600             2,009,720
                                                                                                                  ------------
                                                                                                                  $  4,727,293
                                                                                                                  ------------
ELECTRICAL EQUIPMENT - 2.3%
OMRON Corp.                                                                                       60,500          $  1,628,125
Schneider Electric S.A                                                                            23,906             3,033,859
Schneider Electric S.A. (a)                                                                        1,378               169,303
                                                                                                                  ------------
                                                                                                                  $  4,831,287
                                                                                                                  ------------
ELECTRONICS - 5.5%
ARM Holdings PLC                                                                                 396,480          $  1,045,405
ASML Holding N.V. (a)                                                                             76,530             1,889,715
Funai Electric Co. Ltd.                                                                            9,800               935,948
Konica Minolta Holdings, Inc.                                                                    105,000             1,373,080
Nippon Electric Glass Co. Ltd.                                                                    45,000               781,812
Royal Philips Electronics N.V                                                                     63,680             2,431,336
Samsung Electronics Co. Ltd.                                                                       4,511             2,696,280
Venture Corp. Ltd.                                                                                64,000               615,831
                                                                                                                  ------------
                                                                                                                  $ 11,769,407
                                                                                                                  ------------
ENERGY - INTEGRATED - 7.1%
BG Group PLC                                                                                      63,570          $    916,885
OAO Gazprom, ADR                                                                                  23,060               966,214
Petroleo Brasileiro S.A., ADR                                                                      4,310               428,888
Royal Dutch Shell PLC, "A"                                                                       150,970             5,023,342
Sasol Ltd.                                                                                        20,360               677,058
Statoil A.S.A                                                                                    101,860             2,773,126
TOTAL S.A                                                                                         63,840             4,471,633
                                                                                                                  ------------
                                                                                                                  $ 15,257,146
                                                                                                                  ------------
FOOD & BEVERAGES - 2.6%
Nestle S.A                                                                                        13,084          $  5,095,460
Nong Shim Co. Ltd.                                                                                 2,107               548,698
                                                                                                                  ------------
                                                                                                                  $  5,644,158
                                                                                                                  ------------
FOOD & DRUG STORES - 0.5%
Lawson, Inc.                                                                                      27,800          $  1,065,499
                                                                                                                  ------------
INSURANCE - 1.9%
AXA                                                                                               96,550          $  4,092,484
                                                                                                                  ------------
INTERNET - 0.2%
Universo Online S.A., IPS (a)                                                                     80,100          $    423,052
                                                                                                                  ------------
LEISURE & TOYS - 1.3%
Konami Corp.                                                                                      51,500          $  1,377,181
NAMCO BANDAI Holdings, Inc.                                                                       90,800             1,411,043
                                                                                                                  ------------
                                                                                                                  $  2,788,224
                                                                                                                  ------------
MACHINERY & TOOLS - 1.5%
Fanuc Ltd.                                                                                        20,500          $  1,894,654
GEA Group AG                                                                                      50,470             1,396,532
                                                                                                                  ------------
                                                                                                                  $  3,291,186
                                                                                                                  ------------
MAJOR BANKS - 14.6%
Barclays PLC                                                                                     264,280          $  3,749,368
BNP Paribas                                                                                       37,795             3,946,511
BOC Hong Kong Holdings Ltd.                                                                      886,500             2,148,706
Credit Agricole S.A                                                                               95,130             3,708,339
Deutsche Postbank AG                                                                              16,920             1,474,829
Erste Bank der Oesterreichischen Sparkassen AG                                                    21,918             1,706,465
Korea Exchange Bank                                                                               28,760               464,660
Mitsubishi UFJ Financial Group, Inc.                                                                 241             2,717,021
Royal Bank of Scotland Group PLC                                                                 108,135             4,221,497
Standard Chartered PLC                                                                            50,820             1,463,977
Sumitomo Mitsui Financial Group, Inc.                                                                330             2,997,581
UniCredito Italiano S.p.A                                                                        305,410             2,906,002
                                                                                                                  ------------
                                                                                                                  $ 31,504,956
                                                                                                                  ------------
METALS & MINING - 3.1%
BHP Billiton PLC                                                                                 219,000          $  4,882,391
Steel Authority of India Ltd.                                                                    556,743             1,464,068
TMK OAO, GDR (a)(z)                                                                                7,920               266,112
                                                                                                                  ------------
                                                                                                                  $  6,612,571
                                                                                                                  ------------
NATURAL GAS - DISTRIBUTION - 1.0%
Gaz de France                                                                                     20,570          $    954,315
Tokyo Gas Co. Ltd.                                                                               200,000             1,107,874
                                                                                                                  ------------
                                                                                                                  $  2,062,189
                                                                                                                  ------------
OIL SERVICES - 0.4%
Saipem S.p.A                                                                                      30,520          $    890,561
                                                                                                                  ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 11.7%
Aeon Credit Service Co. Ltd.                                                                     109,000          $  1,832,784
Akbank T.A.S                                                                                      65,114               434,325
Banche Popolari Unite S.c.p.a                                                                     92,890             2,747,707
Banco Nossa Caixa S.A                                                                             22,530               320,670
Bank of Cyprus Public Co. Ltd.                                                                    55,210               837,575
CSU Cardsystem S.A. (a)                                                                           74,810               412,908
Hana Financial Group, Inc.                                                                        25,460             1,317,923
HSBC Holdings PLC                                                                                378,962             6,632,849
Sapporo Hokuyo Holdings, Inc.                                                                         85               851,479
Shinsei Bank Ltd.                                                                                205,000               983,276
SinoPac Holdings                                                                               1,008,000               463,000
Suncorp-Metway Ltd.                                                                              158,383             2,666,296
Turkiye Garanti Bankasi A.S                                                                      181,060               810,861
UBS AG                                                                                            70,967             4,216,440
Unibanco - Uniao de Bancos Brasileiros S.A., ADR                                                   7,100               620,966
                                                                                                                  ------------
                                                                                                                  $ 25,149,059
                                                                                                                  ------------
PHARMACEUTICALS - 5.7%
Astellas Pharma, Inc.                                                                             46,500          $  1,996,830
GLAXOSMITHKLINE PLC                                                                              116,470             3,201,614
Novartis AG                                                                                       54,300             2,976,102
Roche Holding AG                                                                                  23,370             4,134,751
                                                                                                                  ------------
                                                                                                                  $ 12,309,297
                                                                                                                  ------------
SPECIALTY CHEMICALS - 1.7%
Linde AG                                                                                          34,500          $  3,715,791
                                                                                                                  ------------
SPECIALTY STORES - 1.3%
Fast Retailing Co. Ltd.                                                                           10,500          $    815,612
NEXT PLC                                                                                          45,700             2,022,387
                                                                                                                  ------------
                                                                                                                  $  2,837,999
                                                                                                                  ------------
TELECOMMUNICATIONS - WIRELESS - 3.0%
America Movil S.A. de C.V., "L", ADR                                                              19,720          $    942,419
Philippine Long Distance Telephone Co.                                                            19,550             1,020,958
Rogers Communications, Inc., "B"                                                                  30,940             1,014,070
Vodafone Group PLC                                                                             1,267,130             3,378,461
                                                                                                                  ------------
                                                                                                                  $  6,355,908
                                                                                                                  ------------
TELEPHONE SERVICES - 2.3%
France Telecom S.A                                                                                63,370          $  1,673,086
Telenor A.S.A                                                                                     95,230             1,691,864
TELUS Corp.                                                                                       32,890             1,680,157
                                                                                                                  ------------
                                                                                                                  $  5,045,107
                                                                                                                  ------------
UTILITIES - ELECTRIC POWER - 4.3%
British Energy Group PLC (a)                                                                      87,850          $    842,272
CEZ AS                                                                                            17,640               791,456
E.ON AG                                                                                           33,400             4,539,800
Equatorial Energia S.A., IEU                                                                      86,420               784,492
SUEZ S.A                                                                                          21,878             1,153,487
Tohoku Electric Power Co., Inc.                                                                   42,400             1,071,022
                                                                                                                  ------------
                                                                                                                  $  9,182,529
                                                                                                                  ------------
TOTAL COMMON STOCKS                                                                                               $212,759,067
                                                                                                                  ------------
      Issuer                                     Strike Price         First Exercise
RIGHTS - 0.0%
OTHER BANKS & DIVERSIFIED FINANCIALS - 0.0%
Suncorp-Metway Ltd.                                 $15.50                3/16/07                 20,364          $     87,353
                                                                                                                  ------------
TOTAL RIGHTS                                                                                                      $     87,353
                                                                                                                  ------------
SHORT-TERM OBLIGATIONS - 0.1%
General Electric Capital Corp., 5.37%, due 4/02/07 (y)                                        $  316,000          $    315,953
                                                                                                                  ------------
  TOTAL INVESTMENTS(k)                                                                                            $213,162,373
                                                                                                                  ------------
OTHER ASSETS, LESS LIABILITIES - 1.0%                                                                                2,046,203
                                                                                                                  ------------
  NET ASSETS - 100.0%                                                                                             $215,208,576
                                                                                                                  ------------

(a) Non-income producing security.
(k) As of March 31, 2007, the fund had two securities that were fair valued, aggregating $353,465 and 0.17% of market value, in accordance with the policies adopted by the Board of Trustees.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                      ACQUISITION        ACQUISITION            CURRENT             TOTAL % OF
      RESTRICTED SECURITIES                               DATE               COST            MARKET VALUE           NET ASSETS
      ------------------------------------------------------------------------------------------------------------------------
      TMK OAO, GDR                                10/31/06 - 3/13/07       $179,145            $266,112                0.1%

The following abbreviations are used in this report and are defined:

ADR      American Depository Receipt
GDR      Global Depository Receipt
IEU      International Equity Unit
IPS      International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INSTITUTIONAL INTERNATIONAL RESEARCH EQUITY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 3/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                 $184,530,770
                                                               ============
Gross unrealized appreciation                                  $ 32,240,962
Gross unrealized depreciation                                    (3,609,359)
                                                               ------------
      Net unrealized appreciation (depreciation)               $ 28,631,603
                                                               ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2007, are as follows:

-----------------------------------
United Kingdom                20.8%
-----------------------------------
Japan                         16.8%
-----------------------------------
Germany                       13.1%
-----------------------------------
France                        12.7%
-----------------------------------
Switzerland                   10.1%
-----------------------------------
Italy                          4.0%
-----------------------------------
Netherlands                    3.1%
-----------------------------------
South Korea                    2.3%
-----------------------------------
Norway                         2.1%
-----------------------------------
Other Countries               15.0%
-----------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INSTITUTIONAL TRUST
            -------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: May 14, 2007
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: May 14, 2007
      ------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 14, 2007
      ------------


* Print name and title of each signing officer under his or her signature.